COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about commitments [Table Text Block]
		Payments Due by Period
	1 Year	2-3 Years	4-5 Years	Total
	$	$	$	$
Debt repayments (1)	1,000	-	6,500	7,500
Interest payments (2)	50	-	-	50
Operating leases	88	92	-	180
Financial contract liability	6,752	-	-	6,752
	7,890	92	6,500	14,482